Other Obligations	12 Months Ended
Dec. 31, 2021
Other Obligations
Other Obligations

21.   Other Obligations

Other obligations comprise the following at December 31:

	2021			2020
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	135	2,677	2,812	130	2,633	2,763
Guarantees and deposits	14	4,554	4,568	17	266	283
Contingent consideration	13,504	13,023	26,527	14,859	1,773	16,632
Tolling agreement liability	24,429	2,589	27,018	—	—	—
Total	38,082	22,843	60,925	15,006	4,672	19,678

In 2021 we disaggregated “Other liabilities” into an additional line to the balance sheet “Other obligations“ to separately present certain contractual obligations whose nature and function differs from other items presented in the “Other liabilities line”, so as to allow a better understanding of the Company´s financial position.

Obligations contained in the new line Other obligations: “Tolling agreement liability”, which used to be presented within “Provisions”; “Glencore earn-out liability”, “Payable to non-current asset suppliers” and “Guarantees and deposits”, which were presented in prior periods within “Other liabilities”, and have been classified as Other obligations for all the years presented.

Contingent consideration

On February 1, 2018 the Company acquired 100% of the outstanding ordinary shares of Kintuck (France) SAS and Kintuck AS from a wholly-owned subsidiary of Glencore International AG (“Glencore”) and obtained control of both entities. The new subsidiaries were renamed as Ferroglobe Mangan Norge AS and Ferroglobe Manganèse France SAS. The Company completed the acquisition through its wholly-owned subsidiary Ferroatlántica., see Note 5. Consideration included both cash and contingent consideration.

The contingent consideration arrangement requires the Company to pay the former owners of Kintuck (France) SAS and Kintuck AS a sliding scale commission based on the silicomanganese and ferromanganese sales spreads of Ferroglobe Mangan Norge and Ferroglobe Manganèse France, up to a maximum amount of $60,000 thousand (undiscounted). The contingent consideration applies to sales made up to eight and a half years from the date of acquisition and if it applies, the payment is on annual basis. During 2021, the total payment made amounts to $3,273 thousand.

The potential undiscounted amount of all future payments that the Company could be required to make under the contingent consideration arrangement is between $nil thousand and $60,000 thousand.

The fair value of the contingent consideration arrangement as at December, 31, 2021 of $26,537 thousand (2020: $16,632 thousand) was estimated by applying the income approach based on a Monte Carlo simulation considering various scenarios of fluctuation of future manganese alloy spreads as well at the cyclicality of manganese alloy pricing. The fair value measurement is based on significant inputs that are not observable in the market, which IFRS 13 Fair Value Measurement refers to as Level 3 inputs. Key assumptions include discount rates of 10.7 percent and 10.9 percent for Ferroglobe Mangan Norge and Ferroglobe Manganèse France respectively (2020: 12.5 percent and 11.5 percent), prices, spread and cost assumptions. Average simulated revenues in Ferroglobe Mangan Norge and Ferroglobe Manganèse France are between $245,292 thousand and $311,050 thousand per year (2020: between $135,868 thousand and $262,441 thousand). The liability has increased primarily driven by an increase in forecasted volumes and prices as a result of the current market outlook, increased operational costs and the combined impact of FX and inflation forecasts, this was partially offset by an increase in the variable and fixed costs. Changes in the value of contingent consideration are presented in the income statement Raw materials and energy consumption for production.

Sensitivity to changes in assumptions

Changing assumptions, could significantly affect the evaluation of the fair value of the contingent consideration. The following changes to the assumptions used in the Monte Carlo simulation could lead to the following changes in the fair value:

		Sensibility on
		discount rate
	Contigent consideration	Decrease	Increase
	December 31, 2021	by 10%	by 10%
Fair value contingent consideration	26,526	26,922	26,145

Tolling agreement liability

On August 30, 2019, Grupo FerroAtlántica, S.A.U. sold its 100% interest in the remainder of FerroAtlántica, S.A.U. to Kehlen Industries Management, S.L.U., an affiliate of U.S.-based TPG Sixth Street Partners. The FerroAtlántica, S.A.U. assets transferred by means of this transaction included ten hydroelectric power plants and the Cee-Dumbría ferroalloys manufacturing plant, all located in the province of A Coruña, Spain. Under the terms of the transaction, the Group will become exclusive off-taker of finished products produced at the smelting plant at C and supplier of key raw materials to that facility pursuant to a tolling agreement expiring in 2060.

In November 2020, the Tribunal Superior de Justicia de Galicia dismissed the request of  separation of the Cee-Dumbria's hydroelectric plants and the ferroalloys plants. Grupo FerroAtlantica, S.A.U. appealed to the Supreme Court, in 2021 the appeal was dismissed. At December 31, 2021, the liability recognized amounts to $27,018 thousand (€23,855 thousand). After the Supreme Court dismissal of appeal, there is no longer uncertainty in time and amounts, therefore the liability has been reclassified from “Provisions” to “Other obligations”.